PROPERTY, PLANT AND EQUIPMENT - Schedule of Reconciliation of Property, Plant and Equipment (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Property, plant and equipment, at fair value
Beginning balance	$ 73,475
Transfer to assets held for sale	(526)
Items recognized through net income:
Ending balance	76,351
Property, plant and equipment, at fair value
Property, plant and equipment, at fair value
Beginning balance	66,918
Additions	378
Transfer from construction work-in-progress	1,620
Acquisitions through business combinations	40
Disposals	(1,970)
Items recognized through OCI:
Change in fair value	109
Foreign exchange	2,760
Items recognized through net income:
Change in fair value	(109)
Depreciation	(1,192)
Ending balance	68,028
Construction work-in-progress
Property, plant and equipment, at fair value
Beginning balance	6,557
Additions	2,942
Transfer from construction work-in-progress	(1,620)
Acquisitions through business combinations	462
Transfer to assets held for sale	(249)
Items recognized through OCI:
Foreign exchange	231
Items recognized through net income:
Ending balance	8,323
Hydroelectric
Property, plant and equipment, at fair value
Beginning balance	33,198
Transfer to assets held for sale	0
Items recognized through net income:
Ending balance	34,397
Right-of-use asset not subject to revaluation, disposal	47	$ 49
Land, disposals	208	204
Hydroelectric | Property, plant and equipment, at fair value
Property, plant and equipment, at fair value
Beginning balance	32,899
Additions	3
Transfer from construction work-in-progress	7
Acquisitions through business combinations	0
Disposals	0
Items recognized through OCI:
Change in fair value	(75)
Foreign exchange	1,492
Items recognized through net income:
Change in fair value	0
Depreciation	(322)
Ending balance	34,004
Hydroelectric | Construction work-in-progress
Property, plant and equipment, at fair value
Beginning balance	299
Additions	93
Transfer from construction work-in-progress	(7)
Acquisitions through business combinations	0
Transfer to assets held for sale	0
Items recognized through OCI:
Foreign exchange	8
Items recognized through net income:
Ending balance	393
Wind
Property, plant and equipment, at fair value
Beginning balance	19,939
Transfer to assets held for sale	(526)
Items recognized through net income:
Ending balance	18,538
Right-of-use asset not subject to revaluation, disposal	404	427
Land, disposals	62	61
Wind | Property, plant and equipment, at fair value
Property, plant and equipment, at fair value
Beginning balance	17,832
Additions	137
Transfer from construction work-in-progress	404
Acquisitions through business combinations	0
Disposals	(1,970)
Items recognized through OCI:
Change in fair value	168
Foreign exchange	615
Items recognized through net income:
Change in fair value	(3)
Depreciation	(439)
Ending balance	16,218
Wind | Construction work-in-progress
Property, plant and equipment, at fair value
Beginning balance	2,107
Additions	577
Transfer from construction work-in-progress	(404)
Acquisitions through business combinations	0
Transfer to assets held for sale	0
Items recognized through OCI:
Foreign exchange	40
Items recognized through net income:
Ending balance	2,320
Utility-scale solar
Property, plant and equipment, at fair value
Beginning balance	18,455
Transfer to assets held for sale	0
Items recognized through net income:
Ending balance	20,868
Right-of-use asset not subject to revaluation, disposal	711	637
Land, disposals	193	167
Utility-scale solar | Property, plant and equipment, at fair value
Property, plant and equipment, at fair value
Beginning balance	15,191
Additions	187
Transfer from construction work-in-progress	1,204
Acquisitions through business combinations	40
Disposals	0
Items recognized through OCI:
Change in fair value	14
Foreign exchange	581
Items recognized through net income:
Change in fair value	(106)
Depreciation	(382)
Ending balance	16,729
Utility-scale solar | Construction work-in-progress
Property, plant and equipment, at fair value
Beginning balance	3,264
Additions	1,755
Transfer from construction work-in-progress	(1,204)
Acquisitions through business combinations	462
Transfer to assets held for sale	(249)
Items recognized through OCI:
Foreign exchange	111
Items recognized through net income:
Ending balance	4,139
Other
Property, plant and equipment, at fair value
Beginning balance	1,883
Transfer to assets held for sale	0
Items recognized through net income:
Ending balance	2,548
Right-of-use asset not subject to revaluation, disposal	21	3
Land, disposals	2	$ 2
Other | Property, plant and equipment, at fair value
Property, plant and equipment, at fair value
Beginning balance	996
Additions	51
Transfer from construction work-in-progress	5
Acquisitions through business combinations	0
Disposals	0
Items recognized through OCI:
Change in fair value	2
Foreign exchange	72
Items recognized through net income:
Change in fair value	0
Depreciation	(49)
Ending balance	1,077
Other | Construction work-in-progress
Property, plant and equipment, at fair value
Beginning balance	887
Additions	517
Transfer from construction work-in-progress	(5)
Acquisitions through business combinations	0
Transfer to assets held for sale	0
Items recognized through OCI:
Foreign exchange	72
Items recognized through net income:
Ending balance	$ 1,471